INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Billions		1 Months Ended		12 Months Ended
	Jan. 05, 2016	Dec. 31, 2016 USD ($)	Jan. 31, 2014	Dec. 31, 2018	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect					25.00%	25.00%	26.50%	26.50%
Operating loss carry-forwards		$ 36,227			$ 36,227
Capital tax losses		219			219
Tax exempt profits					13,077
Income tax liability that would have been incurred if the Company's retained tax-exempt income is distributed		$ 3,211			3,211
Excess tax benefits related to share based compensation					$ 30,041
Foreign tax rate					4.00%	4.00%
Consolidated revenue threshhold for technological preferred enterprise taxation | ₪						₪ 10
Subsequent Event [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				23.00%
Approved enterprise [Member]
Operating Loss Carryforwards [Line Items]
Income tax holiday, description					The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).	The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).
Development Zone A [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate							6.00%	7.00%	10.00%
Area outside of development zone [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate							12.00%	12.50%	15.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate	26.50%
Effective tax rate		7.50%
Minimum [Member] | Approved enterprise [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate					10.00%	10.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate	25.00%
Effective tax rate		9.00%
Other areas [Member]
Operating Loss Carryforwards [Line Items]
Effective tax rate		16.00%
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect			24.00%
Reduced tax rate					25.00%	25.00%	26.50%	26.50%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect					12.00%	12.00%
Operating loss carry-forwards		$ 2,727			$ 2,727
Capital tax losses		219			219
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards		$ 33,500			$ 33,500
Operating loss carry-forwards, expiration term					20 years	20 years
Development Zone A [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate					7.50%	7.50%